Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-9.99%
Meta Platforms, Inc., Class A	58,905	$45,559,483
Netflix, Inc.(b)	31,246	36,226,613
Roblox Corp., Class A(b)(c)	189,795	26,151,853
Spotify Technology S.A. (Sweden)(b)	24,817	15,548,843
		123,486,792
Consumer Discretionary-13.05%
Amazon.com, Inc.(b)	183,637	42,991,258
AutoZone, Inc.(b)	4,383	16,516,809
Booking Holdings, Inc.	2,976	16,380,083
DoorDash, Inc., Class A(b)	79,130	19,802,282
Hilton Worldwide Holdings, Inc.	64,072	17,176,422
MercadoLibre, Inc. (Brazil)(b)	6,343	15,057,584
O’Reilly Automotive, Inc.(b)	178,549	17,554,938
TJX Cos., Inc. (The)	126,709	15,779,072
		161,258,448
Consumer Staples-6.84%
Costco Wholesale Corp.	37,224	34,977,159
Monster Beverage Corp.(b)	252,393	14,828,089
Philip Morris International, Inc.	211,361	34,673,772
		84,479,020
Financials-16.60%
American Express Co.	128,959	38,598,718
Charles Schwab Corp. (The)	182,936	17,878,335
Intercontinental Exchange, Inc.	90,809	16,784,228
Mastercard, Inc., Class A	65,927	37,345,668
Nasdaq, Inc.	195,207	18,782,818
Progressive Corp. (The)	58,166	14,078,499
Robinhood Markets, Inc., Class A(b)	245,747	25,324,228
Visa, Inc., Class A	105,428	36,422,211
		205,214,705
Health Care-6.81%
Boston Scientific Corp.(b)	152,714	16,022,753
Intuitive Surgical, Inc.(b)	68,852	33,124,009
McKesson Corp.	22,513	15,613,666
Veeva Systems, Inc., Class A(b)(c)	68,117	19,358,851
		84,119,279
Industrials-14.43%
Automatic Data Processing, Inc.	49,781	15,407,220
Cintas Corp.	71,778	15,974,194
GE Vernova, Inc.	34,384	22,703,411
General Electric Co.	156,656	42,466,308
Howmet Aerospace, Inc.	95,732	17,209,742
Quanta Services, Inc.	47,493	19,288,332
Republic Services, Inc.	63,601	14,669,571
Trane Technologies PLC	37,168	16,282,557
Verisk Analytics, Inc.	51,276	14,291,134
		178,292,469
	Shares	Value
Information Technology-30.59%
Amphenol Corp., Class A	183,643	$19,559,816
Apple, Inc.	189,218	39,275,980
AppLovin Corp., Class A(b)	42,566	16,630,536
Arista Networks, Inc.(b)	175,308	21,601,452
Autodesk, Inc.(b)	53,981	16,362,181
Broadcom, Inc.	160,615	47,172,625
Fair Isaac Corp.(b)	10,775	15,480,658
Fortinet, Inc.(b)	154,799	15,464,420
KLA Corp.	20,552	18,065,825
Microsoft Corp.	82,231	43,870,239
NVIDIA Corp.	279,575	49,728,005
Oracle Corp.	233,968	59,374,059
Workday, Inc., Class A(b)(c)	67,750	15,540,495
		378,126,291
Utilities-1.67%
Vistra Corp.	98,943	20,633,573
Total Common Stocks & Other Equity Interests (Cost $924,512,906)		1,235,610,577
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $943,994)	943,994	943,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $925,456,900)		1,236,554,571
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,259,768	1,259,768
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,260,784	3,261,436
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,521,204)		4,521,204
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $929,978,104)		1,241,075,775
OTHER ASSETS LESS LIABILITIES-(0.42)%		(5,185,812)
NET ASSETS-100.00%		$1,235,889,963
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$582,888	$1,419,439	$(1,058,333)	$-	$-	$943,994	$8,039
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,023,694	41,462,198	(49,226,124)	-	-	1,259,768	14,565 *
Invesco Private Prime Fund	23,483,510	106,550,155	(126,772,218)	120	(131)	3,261,436	40,061 *
Total	$33,090,092	$149,431,792	$(177,056,675)	$120	$(131)	$5,465,198	$62,665

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-8.60%
AT&T, Inc.	1,324,852	$36,314,193
Charter Communications, Inc., Class A(b)	37,838	10,192,044
Comcast Corp., Class A	444,969	14,786,320
T-Mobile US, Inc.	149,115	35,550,507
		96,843,064
Consumer Discretionary-2.87%
General Motors Co.	316,809	16,898,592
Lowe’s Cos., Inc.	68,879	15,399,278
		32,297,870
Consumer Staples-7.09%
Altria Group, Inc.	260,844	16,156,677
Kroger Co. (The)	229,287	16,073,019
Mondelez International, Inc., Class A	232,478	15,039,002
Procter & Gamble Co. (The)	216,315	32,548,918
		79,817,616
Energy-14.01%
Cheniere Energy, Inc.	67,138	15,836,511
Chevron Corp.	263,257	39,920,291
Energy Transfer L.P.	866,415	15,630,127
Exxon Mobil Corp.	350,529	39,133,058
Kinder Morgan, Inc.	551,691	15,480,449
Marathon Petroleum Corp.	95,820	16,307,606
Williams Cos., Inc. (The)	258,768	15,513,142
		157,821,184
Financials-31.63%
Aflac, Inc.	150,407	14,944,439
Allstate Corp. (The)	75,029	15,249,644
American International Group, Inc.	187,000	14,516,810
Ameriprise Financial, Inc.	30,037	15,564,873
Bank of America Corp.	820,602	38,789,857
Bank of New York Mellon Corp. (The)	172,371	17,487,038
Goldman Sachs Group, Inc. (The)	58,927	42,638,988
JPMorgan Chase & Co.	136,786	40,521,485
MetLife, Inc.	196,788	14,946,049
Morgan Stanley	280,837	40,008,039
PayPal Holdings, Inc.(b)	217,552	14,958,875
Prudential Financial, Inc.	148,776	15,410,218
Travelers Cos., Inc. (The)	56,373	14,670,510
Truist Financial Corp.	388,501	16,981,379
Wells Fargo & Co.	490,437	39,543,935
		356,232,139
Health Care-10.60%
AbbVie, Inc.	195,381	36,930,917
Cigna Group (The)	49,322	13,187,716
CVS Health Corp.	253,529	15,744,151
HCA Healthcare, Inc.	41,074	14,539,785
Johnson & Johnson	236,792	39,009,114
		119,411,683
	Shares	Value
Industrials-4.36%
3M Co.	104,026	$15,522,760
Cummins, Inc.	47,659	17,520,401
Deere & Co.	30,526	16,006,919
		49,050,080
Information Technology-11.48%
Cisco Systems, Inc.	569,203	38,751,340
International Business Machines Corp.	137,866	34,900,778
QUALCOMM, Inc.	244,151	35,831,601
TE Connectivity PLC (Switzerland)	96,377	19,829,568
		129,313,287
Materials-1.63%
Newmont Corp.(c)	295,050	18,322,605
Real Estate-1.74%
CBRE Group, Inc., Class A(b)	125,511	19,547,083
Utilities-5.83%
American Electric Power Co., Inc.	151,118	17,097,490
Duke Energy Corp.	133,619	16,253,415
Exelon Corp.	354,165	15,916,175
Xcel Energy, Inc.	222,781	16,361,037
		65,628,117
Total Common Stocks & Other Equity Interests (Cost $990,047,406)		1,124,284,728
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,047,158)	1,047,158	1,047,158
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $991,094,564)		1,125,331,886
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.14%
Invesco Private Government Fund, 4.32%(d)(e)(f)	434,222	434,222
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,125,335	1,125,560
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,559,782)		1,559,782
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $992,654,346)		1,126,891,668
OTHER ASSETS LESS LIABILITIES-(0.07)%		(738,669)
NET ASSETS-100.00%		$1,126,152,999
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$785,842	$11,884,187	$(11,622,871)	$-	$-	$1,047,158	$9,168
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,347,453	100,236,882	(112,150,113)	-	-	434,222	59,508 *
Invesco Private Prime Fund	32,179,394	157,740,371	(188,793,369)	-	(836)	1,125,560	144,340 *
Total	$45,312,689	$269,861,440	$(312,566,353)	$-	$(836)	$2,606,940	$213,016

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-8.59%
Alphabet, Inc., Class A	47,974	$9,206,211
Alphabet, Inc., Class C	38,734	7,470,239
AT&T, Inc.	545,602	14,954,951
Charter Communications, Inc., Class A(b)	38,680	10,418,845
Comcast Corp., Class A	439,492	14,604,319
Meta Platforms, Inc., Class A	22,311	17,256,220
Netflix, Inc.(b)	12,707	14,732,496
T-Mobile US, Inc.	66,901	15,949,867
Verizon Communications, Inc.	353,492	15,115,318
Walt Disney Co. (The)	129,372	15,409,499
		135,117,965
Consumer Discretionary-9.10%
Amazon.com, Inc.(b)	72,524	16,978,594
Booking Holdings, Inc.	2,837	15,615,018
General Motors Co.	310,024	16,536,680
Home Depot, Inc. (The)	42,904	15,767,649
Lowe’s Cos., Inc.	69,723	15,587,971
McDonald’s Corp.	51,209	15,366,285
NIKE, Inc., Class B	244,983	18,297,780
Starbucks Corp.	162,101	14,452,925
Tesla, Inc.(b)	47,370	14,602,750
		143,205,652
Consumer Staples-9.56%
Altria Group, Inc.	258,115	15,987,643
Coca-Cola Co. (The)	214,562	14,566,614
Colgate-Palmolive Co.	167,874	14,076,235
Costco Wholesale Corp.	15,511	14,574,756
Mondelez International, Inc., Class A(c)	230,959	14,940,738
PepsiCo, Inc.	119,031	16,416,756
Philip Morris International, Inc.	84,268	13,824,165
Procter & Gamble Co. (The)	95,341	14,345,960
Target Corp.	157,607	15,839,504
Walmart, Inc.	161,360	15,810,053
		150,382,424
Energy-3.04%
Chevron Corp.	106,751	16,187,722
ConocoPhillips	165,594	15,787,732
Exxon Mobil Corp.	141,446	15,791,031
		47,766,485
Financials-18.44%
American Express Co.	51,689	15,471,034
American International Group, Inc.	183,200	14,221,816
Bank of America Corp.	345,673	16,339,963
Bank of New York Mellon Corp. (The)	172,633	17,513,618
Berkshire Hathaway, Inc., Class B(b)	31,670	14,944,440
BlackRock, Inc.	15,561	17,210,622
Capital One Financial Corp.	77,124	16,581,660
Charles Schwab Corp. (The)	174,914	17,094,345
Citigroup, Inc.	197,205	18,478,108
Goldman Sachs Group, Inc. (The)	24,744	17,904,511
JPMorgan Chase & Co.	57,654	17,079,421
Mastercard, Inc., Class A	26,153	14,814,890
MetLife, Inc.	195,953	14,882,630
Morgan Stanley	117,321	16,713,550
PayPal Holdings, Inc.(b)	207,199	14,247,003
U.S. Bancorp	349,776	15,725,929
	Shares	Value
Financials-(continued)
Visa, Inc., Class A	41,380	$14,295,549
Wells Fargo & Co.	206,353	16,638,242
		290,157,331
Health Care-14.25%
Abbott Laboratories	114,186	14,409,131
AbbVie, Inc.	80,716	15,256,938
Amgen, Inc.	52,993	15,638,234
Bristol-Myers Squibb Co.	307,884	13,334,456
CVS Health Corp.	235,282	14,611,012
Danaher Corp.	75,468	14,879,271
Eli Lilly and Co.	19,091	14,128,676
Gilead Sciences, Inc.	141,458	15,884,319
Intuitive Surgical, Inc.(b)	29,596	14,238,340
Johnson & Johnson	99,551	16,400,032
Medtronic PLC	175,552	15,841,813
Merck & Co., Inc.	192,485	15,036,928
Pfizer, Inc.	631,578	14,709,452
Thermo Fisher Scientific, Inc.	37,248	17,420,145
UnitedHealth Group, Inc.	49,754	12,416,608
		224,205,355
Industrials-13.26%
3M Co.	105,028	15,672,278
Boeing Co. (The)(b)	72,217	16,020,619
Caterpillar, Inc.	42,556	18,640,379
Deere & Co.	29,711	15,579,557
Emerson Electric Co.	122,208	17,782,486
FedEx Corp.	69,013	15,423,715
General Dynamics Corp.	56,044	17,463,871
General Electric Co.	62,939	17,061,504
Honeywell International, Inc.	68,411	15,211,186
Lockheed Martin Corp.	33,859	14,253,962
RTX Corp.	109,038	17,181,118
Union Pacific Corp.	68,440	15,191,627
United Parcel Service, Inc., Class B	152,799	13,165,162
		208,647,464
Information Technology-17.70%
Accenture PLC, Class A (Ireland)	48,399	12,927,373
Adobe, Inc.(b)	37,449	13,395,133
Advanced Micro Devices, Inc.(b)(c)	127,620	22,500,682
Apple, Inc.	77,760	16,140,643
Broadcom, Inc.	61,101	17,945,364
Cisco Systems, Inc.	240,877	16,398,906
Intel Corp.	747,528	14,801,054
International Business Machines Corp.	54,859	13,887,556
Intuit, Inc.	20,190	15,851,775
Microsoft Corp.	32,718	17,455,053
NVIDIA Corp.	108,223	19,249,625
Oracle Corp.	87,651	22,243,194
Palantir Technologies, Inc., Class A(b)	113,367	17,951,664
QUALCOMM, Inc.	96,956	14,229,263
Salesforce, Inc.	58,154	15,022,923
ServiceNow, Inc.(b)	15,402	14,525,934
Texas Instruments, Inc.	77,426	14,018,752
		278,544,894
Materials-0.96%
Linde PLC	33,001	15,189,040
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Real Estate-1.96%
American Tower Corp.	72,105	$15,025,961
Simon Property Group, Inc.	96,774	15,850,613
		30,876,574
Utilities-3.02%
Duke Energy Corp.	132,889	16,164,618
NextEra Energy, Inc.	211,804	15,050,792
Southern Co. (The)	172,629	16,309,988
		47,525,398
Total Common Stocks & Other Equity Interests (Cost $1,426,263,184)		1,571,618,582
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $463,644)	463,644	463,644
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,426,726,828)		1,572,082,226
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.67%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,874,181	$2,874,181
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,620,966	7,622,490
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,496,671)		10,496,671
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $1,437,223,499)		1,582,578,897
OTHER ASSETS LESS LIABILITIES-(0.58)%		(9,070,689)
NET ASSETS-100.00%		$1,573,508,208

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,360	$9,242,651	$(9,439,367)	$-	$-	$463,644	$11,329
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,777,174	105,977,634	(112,880,627)	-	-	2,874,181	53,754 *
Invesco Private Prime Fund	25,442,638	249,794,855	(267,615,359)	-	356	7,622,490	150,232 *
Total	$35,880,172	$365,015,140	$(389,935,353)	$-	$356	$10,960,315	$215,315

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-3.32%
Alphabet, Inc., Class C	156,698	$30,220,776
Meta Platforms, Inc., Class A	45,838	35,452,943
Netflix, Inc.(b)	21,782	25,254,051
		90,927,770
Consumer Discretionary-20.71%
Airbnb, Inc., Class A(b)	397,670	52,655,485
Aptiv PLC (Jersey)(b)	477,903	32,803,262
Chipotle Mexican Grill, Inc.(b)(c)	674,283	28,913,255
D.R. Horton, Inc.	210,762	30,105,244
Darden Restaurants, Inc.	167,228	33,724,871
Deckers Outdoor Corp.(b)	361,745	38,406,466
Expedia Group, Inc.	317,890	57,290,136
General Motors Co.	716,399	38,212,723
Lennar Corp., Class A(c)	224,453	25,179,137
lululemon athletica, inc.(b)	153,024	30,685,903
NVR, Inc.(b)	3,634	27,434,847
PulteGroup, Inc.	339,349	38,319,289
Royal Caribbean Cruises Ltd.(c)	213,508	67,867,788
Tapestry, Inc.	300,770	32,492,183
Ulta Beauty, Inc.(b)	63,211	32,554,297
		566,644,886
Consumer Staples-2.44%
Monster Beverage Corp.(b)	396,352	23,285,680
Sysco Corp.	545,016	43,383,274
		66,668,954
Energy-5.89%
Baker Hughes Co., Class A	926,055	41,718,778
Halliburton Co.	1,395,048	31,249,075
Phillips 66	213,972	26,442,660
Schlumberger N.V.	983,576	33,244,869
Texas Pacific Land Corp.(c)	29,509	28,568,548
		161,223,930
Financials-15.52%
Allstate Corp. (The)(c)	179,368	36,456,546
American Express Co.	98,739	29,553,570
Ameriprise Financial, Inc.	55,061	28,532,060
Arch Capital Group Ltd.(c)	495,874	42,674,916
Chubb Ltd.	94,936	25,256,773
Erie Indemnity Co., Class A(c)	85,029	30,290,731
Global Payments, Inc.	344,948	27,578,593
Hartford Insurance Group, Inc. (The)	217,672	27,076,220
Mastercard, Inc., Class A	55,356	31,357,513
PayPal Holdings, Inc.(b)	332,921	22,891,648
Progressive Corp. (The)	138,262	33,464,934
Travelers Cos., Inc. (The)	106,339	27,673,661
Visa, Inc., Class A	94,067	32,497,327
W.R. Berkley Corp.	425,733	29,294,688
		424,599,180
Health Care-5.49%
Centene Corp.(b)	581,316	15,154,908
Cigna Group (The)	94,226	25,194,148
Eli Lilly and Co.	42,148	31,192,470
Molina Healthcare, Inc.(b)	101,457	16,017,017
ResMed, Inc.(c)	123,863	33,683,304
Universal Health Services, Inc., Class B	174,596	29,061,504
		150,303,351
Industrials-21.41%
Caterpillar, Inc.	79,892	34,994,294
	Shares	Value
Industrials-(continued)
Cintas Corp.	117,386	$26,124,254
Copart, Inc.(b)	595,584	26,997,823
Cummins, Inc.	96,409	35,441,877
Delta Air Lines, Inc.	1,227,449	65,312,561
Hubbell, Inc.(c)	71,394	31,233,447
Lennox International, Inc.(c)	47,575	28,973,175
PACCAR, Inc.	327,395	32,333,530
Parker-Hannifin Corp.	40,251	29,459,707
Paycom Software, Inc.(c)	171,726	39,761,438
Trane Technologies PLC	73,106	32,026,276
Uber Technologies, Inc.(b)	753,168	66,090,492
United Airlines Holdings, Inc.(b)	712,174	62,892,086
United Rentals, Inc.	52,441	46,302,257
W.W. Grainger, Inc.	26,703	27,758,837
		585,702,054
Information Technology-21.07%
Adobe, Inc.(b)	63,529	22,723,688
Arista Networks, Inc.(b)	599,244	73,838,846
Autodesk, Inc.(b)	105,524	31,985,379
First Solar, Inc.(b)(c)	197,879	34,575,398
Fortinet, Inc.(b)	455,654	45,519,834
Gartner, Inc.(b)	70,295	23,805,402
KLA Corp.	36,950	32,480,158
Microsoft Corp.	60,156	32,093,226
Monolithic Power Systems, Inc.	73,453	52,242,712
NVIDIA Corp.	491,151	87,361,028
Super Micro Computer, Inc.(b)(c)	1,623,307	95,726,414
Synopsys, Inc.(b)	69,793	44,211,772
		576,563,857
Materials-1.08%
Martin Marietta Materials, Inc.	51,172	29,417,759
Real Estate-3.05%
Host Hotels & Resorts, Inc.	3,675,777	57,783,214
VICI Properties, Inc.	782,718	25,516,607
		83,299,821
Total Common Stocks & Other Equity Interests (Cost $2,562,470,199)		2,735,351,562
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,616,361)	1,616,361	1,616,361
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,564,086,560)		2,736,967,923
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.47%
Invesco Private Government Fund, 4.32%(d)(e)(f)	33,990,903	33,990,903
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	88,295,137	$88,312,796
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $122,303,699)		122,303,699
TOTAL INVESTMENTS IN SECURITIES-104.51% (Cost $2,686,390,259)		2,859,271,622
OTHER ASSETS LESS LIABILITIES-(4.51)%		(123,397,558)
NET ASSETS-100.00%		$2,735,874,064

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$371,281	$12,046,489	$(10,801,409)	$-	$-	$1,616,361	$24,427
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,556,829	176,856,736	(169,422,662)	-	-	33,990,903	369,653 *
Invesco Private Prime Fund	69,169,970	502,882,644	(483,739,606)	2,995	(3,207)	88,312,796	991,091 *
Total	$96,098,080	$691,785,869	$(663,963,677)	$2,995	$(3,207)	$123,920,060	$1,385,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-6.70%
AT&T, Inc.	18,291	$501,356
Charter Communications, Inc., Class A(b)	1,558	419,663
Fox Corp., Class A	10,271	572,711
News Corp., Class A	14,547	426,518
Paramount Global, Class B(c)	69,505	873,678
Verizon Communications, Inc.	16,049	686,255
Warner Bros. Discovery, Inc.(b)	56,110	738,969
		4,219,150
Consumer Discretionary-8.08%
Best Buy Co., Inc.	11,749	764,390
Carnival Corp.(b)	21,084	627,671
General Motors Co.	29,683	1,583,291
Mohawk Industries, Inc.(b)	10,194	1,167,315
PulteGroup, Inc.	8,332	940,849
		5,083,516
Consumer Staples-5.64%
Altria Group, Inc.	6,185	383,099
Keurig Dr Pepper, Inc.	11,160	364,374
Kroger Co. (The)	12,462	873,586
Molson Coors Beverage Co., Class B(c)	19,508	950,430
Tyson Foods, Inc., Class A	18,666	976,232
		3,547,721
Energy-2.46%
Baker Hughes Co., Class A	15,576	701,699
Kinder Morgan, Inc.	13,305	373,338
ONEOK, Inc.	5,780	474,596
		1,549,633
Financials-37.01%
Aflac, Inc.	4,444	441,556
Allstate Corp. (The)	3,095	629,059
Assurant, Inc.	3,236	606,103
Bank of America Corp.	14,610	690,615
Bank of New York Mellon Corp. (The)	5,928	601,396
Berkshire Hathaway, Inc., Class B(b)	1,160	547,381
Chubb Ltd.	1,925	512,127
Cincinnati Financial Corp.	3,585	528,823
Citigroup, Inc.	11,126	1,042,506
Citizens Financial Group, Inc.	19,993	954,066
Fifth Third Bancorp	16,348	679,586
Globe Life, Inc.	5,740	806,298
Goldman Sachs Group, Inc. (The)	876	633,865
Hartford Insurance Group, Inc. (The)	4,700	584,633
Huntington Bancshares, Inc.	42,415	696,878
Invesco Ltd.(d)	63,766	1,339,724
JPMorgan Chase & Co.	1,840	545,082
Loews Corp.	8,815	798,110
M&T Bank Corp.	3,839	724,419
MetLife, Inc.	9,374	711,955
Morgan Stanley	3,591	511,574
Northern Trust Corp.	6,222	808,860
PNC Financial Services Group, Inc. (The)	3,617	688,206
Prudential Financial, Inc.	8,095	838,480
Raymond James Financial, Inc.	3,307	552,699
Regions Financial Corp.	34,454	872,720
State Street Corp.	7,784	869,862
Synchrony Financial	12,883	897,559
Travelers Cos., Inc. (The)	2,113	549,887
Truist Financial Corp.	20,202	883,029
U.S. Bancorp	16,324	733,927
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	5,553	$382,102
Wells Fargo & Co.	7,826	631,010
		23,294,097
Health Care-6.22%
Cardinal Health, Inc.	4,302	667,756
Cencora, Inc.	2,235	639,389
DaVita, Inc.(b)(c)	3,312	464,905
Labcorp Holdings, Inc.	1,447	376,336
McKesson Corp.	898	622,799
Quest Diagnostics, Inc.	2,171	363,447
Universal Health Services, Inc., Class B	4,664	776,323
		3,910,955
Industrials-6.56%
C.H. Robinson Worldwide, Inc.	5,035	580,636
Cummins, Inc.	1,392	511,727
General Dynamics Corp.	1,468	457,444
Leidos Holdings, Inc.	3,257	519,980
Snap-on, Inc.	1,194	383,501
Southwest Airlines Co.(c)	15,709	485,879
United Airlines Holdings, Inc.(b)	13,452	1,187,946
		4,127,113
Information Technology-4.86%
Cognizant Technology Solutions Corp., Class A	5,405	387,863
Hewlett Packard Enterprise Co.	63,559	1,315,036
HP, Inc.	32,862	814,977
Trimble, Inc.(b)(c)	6,454	541,426
		3,059,302
Materials-4.69%
Amcor PLC	56,084	524,385
International Paper Co.	11,725	548,027
Newmont Corp.(c)	10,743	667,140
Smurfit WestRock PLC	14,686	651,765
Steel Dynamics, Inc.	4,396	560,754
		2,952,071
Real Estate-2.79%
Healthpeak Properties, Inc.(c)	20,756	351,607
Kimco Realty Corp.	20,206	428,973
Realty Income Corp., REIT	6,302	353,731
VICI Properties, Inc.(c)	19,106	622,856
		1,757,167
Utilities-14.95%
Alliant Energy Corp.	6,041	392,726
Ameren Corp.	4,024	406,947
American Electric Power Co., Inc.	4,177	472,586
Atmos Energy Corp.(c)	2,589	403,677
CenterPoint Energy, Inc.(c)	10,185	395,382
CMS Energy Corp.	5,342	394,240
Consolidated Edison, Inc.	4,910	508,185
Dominion Energy, Inc.(c)	7,655	447,435
DTE Energy Co.	3,212	444,573
Duke Energy Corp.	3,819	464,543
Evergy, Inc.(c)	7,743	548,204
Eversource Energy	7,080	467,988
Exelon Corp.	13,027	585,433
FirstEnergy Corp.	11,289	482,153
NiSource, Inc.	10,146	430,698
PG&E Corp.	46,304	649,182
Pinnacle West Capital Corp.	5,839	529,130
PPL Corp.	11,829	422,177
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	6,349	$518,586
Xcel Energy, Inc.	6,055	444,679
		9,408,524
Total Common Stocks & Other Equity Interests (Cost $56,809,262)		62,909,249
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $74,409)	74,409	74,409
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $56,883,671)		62,983,658
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.34%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,454,294	$1,454,294
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,794,845	3,795,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,249,898)		5,249,898
TOTAL INVESTMENTS IN SECURITIES-108.42% (Cost $62,133,569)		68,233,556
OTHER ASSETS LESS LIABILITIES-(8.42)%		(5,299,742)
NET ASSETS-100.00%		$62,933,814

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$265,673	$682,100	$(26,864)	$409,444	$9,371	$1,339,724	$4,140
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	110,016	421,995	(457,602)	-	-	74,409	1,123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,893,177	8,936,964	(9,375,847)	-	-	1,454,294	16,478 *
Invesco Private Prime Fund	4,930,086	20,933,486	(22,067,854)	129	(243)	3,795,604	45,801 *
Total	$7,198,952	$30,974,545	$(31,928,167)	$409,573	$9,128	$6,664,031	$67,542

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-6.59%
Chewy, Inc., Class A(b)(c)	829,034	$30,425,548
Dick’s Sporting Goods, Inc.(c)	242,910	51,377,894
Duolingo, Inc.(b)(c)	181,713	62,972,640
Murphy USA, Inc.(c)	80,541	29,194,502
Planet Fitness, Inc., Class A(b)(c)	409,554	44,719,201
Texas Roadhouse, Inc.	307,603	56,946,543
		275,636,328
Consumer Staples-12.29%
BellRing Brands, Inc.(b)	505,151	27,571,141
BJ’s Wholesale Club Holdings, Inc.(b)	640,604	67,839,964
Casey’s General Stores, Inc.	178,214	92,694,448
Coca-Cola Consolidated, Inc.	266,853	29,820,823
Maplebear, Inc.(b)(c)	940,511	45,116,313
Pilgrim’s Pride Corp.(c)	241,541	11,446,628
Sprouts Farmers Market, Inc.(b)(c)	857,545	129,952,369
US Foods Holding Corp.(b)	1,310,559	109,208,881
		513,650,567
Energy-4.42%
Antero Midstream Corp.	1,523,855	27,962,739
Antero Resources Corp.(b)	1,252,837	43,761,596
DT Midstream, Inc.(c)	868,389	89,209,602
Viper Energy, Inc.(c)	632,357	23,814,565
		184,748,502
Financials-27.60%
CNO Financial Group, Inc.	473,172	17,431,656
Commerce Bancshares, Inc.(c)	512,671	31,375,465
East West Bancorp, Inc.	557,248	55,864,112
Equitable Holdings, Inc.	1,919,628	98,572,898
Evercore, Inc., Class A	192,278	57,902,597
First Horizon Corp.(c)	2,462,175	53,700,037
Houlihan Lokey, Inc.(c)	293,926	56,039,931
Interactive Brokers Group, Inc., Class A(c)	3,736,124	244,940,289
Janus Henderson Group PLC	824,300	35,692,190
Jefferies Financial Group, Inc.	1,230,697	70,961,989
Old National Bancorp(c)	1,293,776	27,311,611
Old Republic International Corp.	1,357,111	49,086,705
Reinsurance Group of America, Inc.	251,361	48,374,424
Ryan Specialty Holdings, Inc., Class A(c)	522,709	31,984,564
SEI Investments Co.	481,507	42,430,397
SLM Corp.(c)	799,449	25,422,478
Stifel Financial Corp.	589,274	67,247,949
Synovus Financial Corp.	571,137	26,980,512
UMB Financial Corp.	257,428	28,314,506
Unum Group(c)	1,171,512	84,126,277
		1,153,760,587
Health Care-8.00%
Doximity, Inc., Class A(b)(c)	614,124	36,079,785
Encompass Health Corp.	489,116	53,856,563
Exelixis, Inc.(b)(c)	1,124,482	40,728,738
Globus Medical, Inc., Class A(b)(c)	653,025	34,368,706
Halozyme Therapeutics, Inc.(b)(c)	539,538	32,356,094
Tenet Healthcare Corp.(b)	439,117	70,820,790
United Therapeutics Corp.(b)	241,131	66,238,685
		334,449,361
Industrials-22.04%
AAON, Inc.(c)	269,768	22,525,628
Acuity, Inc.(c)	118,010	36,742,414
Applied Industrial Technologies, Inc.(c)	166,848	45,299,232
	Shares	Value
Industrials-(continued)
Chart Industries, Inc.(b)	180,511	$35,891,002
Clean Harbors, Inc.(b)(c)	191,190	45,084,514
Comfort Systems USA, Inc.(c)	170,375	119,824,737
Curtiss-Wright Corp.	192,475	94,355,095
EMCOR Group, Inc.	281,624	176,716,244
ESAB Corp.(c)	220,211	29,545,710
ExlService Holdings, Inc.(b)(c)	929,779	40,380,302
Flowserve Corp.	733,678	41,115,315
MasTec, Inc.(b)	408,506	77,293,420
Mueller Industries, Inc.(c)	545,547	46,573,347
RB Global, Inc. (Canada)	739,913	80,102,981
Ryder System, Inc.	167,681	29,798,591
		921,248,532
Information Technology-8.34%
Belden, Inc.(c)	171,008	21,145,139
Commvault Systems, Inc.(b)(c)	179,562	34,107,802
Flex Ltd.(b)	1,846,934	92,106,599
Guidewire Software, Inc.(b)	503,836	113,977,780
Kyndryl Holdings, Inc.(b)(c)	1,076,602	40,663,257
TD SYNNEX Corp.	323,838	46,758,969
		348,759,546
Materials-3.75%
Carpenter Technology Corp.	428,293	106,811,991
Knife River Corp.(b)(c)	241,094	19,885,433
Louisiana-Pacific Corp.	333,753	30,174,609
		156,872,033
Real Estate-4.14%
Cousins Properties, Inc.(c)	668,851	18,125,862
Jones Lang LaSalle, Inc.(b)(c)	220,914	59,726,309
Omega Healthcare Investors, Inc.	1,360,219	52,912,519
Sabra Health Care REIT, Inc.(c)	941,432	16,974,019
Vornado Realty Trust(c)	664,222	25,519,410
		173,258,119
Utilities-2.80%
National Fuel Gas Co.	558,697	48,489,313
OGE Energy Corp.(c)	936,653	42,542,779
TXNM Energy, Inc.(c)	459,641	26,103,012
		117,135,104
Total Common Stocks & Other Equity Interests (Cost $3,749,001,537)		4,179,518,679
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $2,461,053)	2,461,053	2,461,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $3,751,462,590)		4,181,979,732
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.10%
Invesco Private Government Fund, 4.32%(d)(e)(f)	59,272,461	59,272,461
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	154,121,964	$154,152,788
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $213,425,249)		213,425,249
TOTAL INVESTMENTS IN SECURITIES-105.13% (Cost $3,964,887,839)		4,395,404,981
OTHER ASSETS LESS LIABILITIES-(5.13)%		(214,480,958)
NET ASSETS-100.00%		$4,180,924,023

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,485,367	$11,504,013	$(10,528,327)	$-	$-	$2,461,053	$33,876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,869,742	219,020,948	(220,618,229)	-	-	59,272,461	669,692 *
Invesco Private Prime Fund	159,962,627	518,091,572	(523,902,420)	6,779	(5,770)	154,152,788	1,785,652 *
Total	$222,317,736	$748,616,533	$(755,048,976)	$6,779	$(5,770)	$215,886,302	$2,489,220

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-13.42%
Abercrombie & Fitch Co., Class A(b)(c)	342,210	$32,859,004
Autoliv, Inc. (Sweden)(c)	485,528	54,160,648
Chewy, Inc., Class A(b)	2,109,623	77,423,164
Columbia Sportswear Co.(c)	251,975	14,254,226
Crocs, Inc.(b)(c)	491,066	48,974,012
GameStop Corp., Class A(b)(c)	2,923,338	65,628,938
Grand Canyon Education, Inc.(b)(c)	307,446	51,844,619
Mattel, Inc.(b)(c)	2,066,087	35,144,140
Murphy USA, Inc.(c)	138,845	50,328,536
Texas Roadhouse, Inc.	471,805	87,345,260
TopBuild Corp.(b)(c)	189,686	70,265,385
Valvoline, Inc.(b)(c)	774,796	27,311,559
Visteon Corp.(b)	171,496	19,061,780
YETI Holdings, Inc.(b)(c)	493,453	18,129,463
		652,730,734
Consumer Staples-5.56%
Boston Beer Co., Inc. (The), Class A(b)(c)	62,849	13,014,771
Celsius Holdings, Inc.(b)(c)	944,376	42,818,008
Ingredion, Inc.(c)	505,161	66,448,878
Marzetti Co. (The)(c)	126,906	22,558,810
Pilgrim’s Pride Corp.(c)	395,210	18,729,002
Sprouts Farmers Market, Inc.(b)	704,283	106,727,046
		270,296,515
Energy-0.48%
Weatherford International PLC	410,689	23,224,463
Financials-15.45%
American Financial Group, Inc.(c)	469,485	58,638,676
Essent Group Ltd.	625,994	35,049,404
Evercore, Inc., Class A	250,073	75,306,983
Federated Hermes, Inc., Class B(c)	591,195	29,305,536
First Financial Bankshares, Inc.(c)	777,276	26,909,295
Hamilton Lane, Inc., Class A(c)	395,839	60,286,280
Houlihan Lokey, Inc.	373,213	71,156,791
Kinsale Capital Group, Inc.(c)	188,530	83,083,286
MGIC Investment Corp.	1,543,324	39,972,092
Morningstar, Inc.	190,514	52,669,500
RenaissanceRe Holdings Ltd. (Bermuda)(c)	320,519	78,123,301
RLI Corp.	606,614	40,030,458
SEI Investments Co.	836,813	73,739,962
Western Union Co. (The)(c)	3,348,321	26,953,984
		751,225,548
Health Care-15.06%
Avantor, Inc.(b)(c)	4,155,947	55,855,927
Chemed Corp.(c)	105,160	43,357,468
Doximity, Inc., Class A(b)	858,181	50,418,134
Exelixis, Inc.(b)	2,320,959	84,065,135
Halozyme Therapeutics, Inc.(b)(c)	783,201	46,968,564
Hims & Hers Health, Inc.(b)(c)	1,449,010	95,895,482
Lantheus Holdings, Inc.(b)(c)	388,041	27,624,639
Medpace Holdings, Inc.(b)(c)	338,980	144,812,256
Penumbra, Inc.(b)(c)	293,245	73,976,916
United Therapeutics Corp.(b)	398,807	109,552,283
		732,526,804
Industrials-35.33%
Acuity, Inc.	193,435	60,225,987
AECOM	820,575	92,511,626
Applied Industrial Technologies, Inc.	234,158	63,573,897
	Shares	Value
Industrials-(continued)
BWX Technologies, Inc.	546,835	$83,080,642
Carlisle Cos., Inc.(c)	578,558	205,220,308
Comfort Systems USA, Inc.	272,959	191,972,065
Donaldson Co., Inc.	892,812	64,255,680
EMCOR Group, Inc.	409,150	256,737,533
EnerSys(c)	231,363	21,371,000
Exponent, Inc.(c)	320,365	22,092,370
Fluor Corp.(b)(c)	993,443	56,397,759
FTI Consulting, Inc.(b)(c)	236,061	39,268,747
Genpact Ltd.(c)	1,030,887	45,410,572
Graco, Inc.(c)	971,913	81,621,254
Insperity, Inc.(c)	322,327	19,204,243
Landstar System, Inc.(c)	244,592	32,621,235
Lincoln Electric Holdings, Inc.	356,954	86,918,299
MSA Safety, Inc.(c)	252,434	44,900,436
MSC Industrial Direct Co., Inc., Class A(c)	279,923	24,246,930
Nextracker, Inc., Class A(b)(c)	1,002,352	58,397,028
Paylocity Holding Corp.(b)	289,571	53,535,886
Toro Co. (The)(c)	797,811	59,237,467
Valmont Industries, Inc.(c)	151,392	55,099,118
		1,717,900,082
Information Technology-8.52%
Commvault Systems, Inc.(b)	281,900	53,546,905
DocuSign, Inc.(b)	1,388,027	104,990,362
Manhattan Associates, Inc.(b)(c)	669,005	146,953,638
Pegasystems, Inc.(c)	627,850	36,861,074
Qualys, Inc.(b)(c)	256,046	34,072,041
Vontier Corp.(c)	910,795	37,770,669
		414,194,689
Materials-6.11%
Cabot Corp.(c)	356,366	25,722,498
Eagle Materials, Inc.(c)	239,015	53,608,674
Louisiana-Pacific Corp.	468,455	42,353,017
Royal Gold, Inc.(c)	459,986	69,651,080
RPM International, Inc.(c)	902,724	105,988,825
		297,324,094
Total Common Stocks & Other Equity Interests (Cost $4,647,758,056)		4,859,422,929
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $5,102,365)	5,102,365	5,102,365
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $4,652,860,421)		4,864,525,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.90%
Invesco Private Government Fund, 4.32%(d)(e)(f)	170,061,464	170,061,464
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	457,002,803	$457,094,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $627,156,787)		627,155,668
TOTAL INVESTMENTS IN SECURITIES-112.94% (Cost $5,280,017,208)		5,491,680,962
OTHER ASSETS LESS LIABILITIES-(12.94)%		(629,004,672)
NET ASSETS-100.00%		$4,862,676,290

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,341,548	$24,970,413	$(24,209,596)	$-	$-	$5,102,365	$53,595
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,004,116	315,762,294	(296,704,946)	-	-	170,061,464	1,627,155 *
Invesco Private Prime Fund	393,999,594	674,158,187	(611,062,458)	22,607	(23,726)	457,094,204	4,405,238 *
Total	$549,345,258	$1,014,890,894	$(931,977,000)	$22,607	$(23,726)	$632,258,033	$6,085,988

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.11%
EchoStar Corp., Class A(b)(c)	251,788	$8,205,771
Consumer Discretionary-11.28%
Aramark	52,504	2,234,570
AutoNation, Inc.(b)	23,560	4,538,598
Gap, Inc. (The)(c)	151,537	2,948,910
Graham Holdings Co., Class B(c)	4,988	4,759,450
Lithia Motors, Inc., Class A	17,965	5,173,920
Murphy USA, Inc.	5,701	2,066,499
Taylor Morrison Home Corp., Class A(b)(c)	85,280	5,055,399
Travel + Leisure Co.	50,249	2,977,253
		29,754,599
Consumer Staples-7.31%
Albertson’s Cos., Inc., Class A(c)	221,938	4,265,648
Ingredion, Inc.	16,804	2,210,398
Performance Food Group Co.(b)	45,348	4,552,939
Pilgrim’s Pride Corp.	67,440	3,195,982
Post Holdings, Inc.(b)	24,100	2,550,021
US Foods Holding Corp.(b)	29,876	2,489,567
		19,264,555
Energy-0.83%
Viper Energy, Inc.(c)	57,857	2,178,895
Financials-52.50%
Affiliated Managers Group, Inc.	13,219	2,774,272
American Financial Group, Inc.	19,346	2,416,315
Annaly Capital Management, Inc.(c)	132,641	2,696,592
Associated Banc-Corp	119,342	2,952,521
Bank OZK	90,829	4,477,870
Brighthouse Financial, Inc.(b)(c)	113,565	5,434,085
Cadence Bank(c)	108,020	3,764,497
CNO Financial Group, Inc.	81,350	2,996,934
Columbia Banking System, Inc.(c)	153,872	3,662,154
Comerica, Inc.	55,601	3,756,960
Cullen/Frost Bankers, Inc.(c)	16,008	2,039,579
East West Bancorp, Inc.	27,325	2,739,331
Essent Group Ltd.	60,646	3,395,570
F.N.B. Corp.(c)	274,175	4,200,361
Federated Hermes, Inc., Class B(c)	50,615	2,508,986
Fidelity National Financial, Inc.(c)	46,854	2,643,971
First American Financial Corp.(c)	46,421	2,787,581
First Horizon Corp.	135,761	2,960,947
Hancock Whitney Corp.(c)	59,407	3,547,786
Hanover Insurance Group, Inc. (The)	14,865	2,551,280
Home BancShares, Inc.	86,456	2,434,601
International Bancshares Corp.(c)	45,954	3,133,144
Janus Henderson Group PLC	75,316	3,261,183
Jefferies Financial Group, Inc.	58,860	3,393,868
Kemper Corp.	52,272	3,219,432
MGIC Investment Corp.	120,617	3,123,980
Old National Bancorp	144,955	3,060,000
Old Republic International Corp.	79,441	2,873,381
Pinnacle Financial Partners, Inc.	22,046	1,937,623
Prosperity Bancshares, Inc.(c)	46,341	3,087,237
Reinsurance Group of America, Inc.	17,559	3,379,230
RenaissanceRe Holdings Ltd. (Bermuda)	16,396	3,996,361
SouthState Corp.	32,684	3,077,852
Starwood Property Trust, Inc.(c)	119,962	2,334,461
Synovus Financial Corp.	52,111	2,461,724
Texas Capital Bancshares, Inc.(b)(c)	29,009	2,435,886
UMB Financial Corp.	26,686	2,935,193
	Shares	Value
Financials-(continued)
United Bankshares, Inc.	83,995	$2,983,502
Unum Group	44,531	3,197,771
Valley National Bancorp(c)	446,019	4,134,596
Webster Financial Corp.	60,743	3,501,834
Western Alliance Bancorporation	43,256	3,354,935
Wintrust Financial Corp.	23,231	2,973,103
Zions Bancorporation N.A.	71,047	3,809,540
		138,408,029
Health Care-1.79%
Tenet Healthcare Corp.(b)	16,356	2,637,896
United Therapeutics Corp.(b)	7,577	2,081,402
		4,719,298
Industrials-3.37%
Ryder System, Inc.	22,928	4,074,535
WESCO International, Inc.	23,209	4,803,334
		8,877,869
Information Technology-5.94%
Avnet, Inc.	122,459	6,482,979
Flex Ltd.(b)	55,943	2,789,877
TD SYNNEX Corp.	44,209	6,383,338
		15,656,194
Materials-1.19%
Graphic Packaging Holding Co.(c)	140,537	3,142,407
Real Estate-3.60%
Cousins Properties, Inc.	70,483	1,910,089
Jones Lang LaSalle, Inc.(b)	14,707	3,976,185
Kilroy Realty Corp.(c)	98,107	3,616,224
		9,502,498
Utilities-9.04%
Black Hills Corp.	50,070	2,893,045
Essential Utilities, Inc.	53,544	1,970,419
New Jersey Resources Corp.(c)	57,130	2,622,838
NorthWestern Energy Group, Inc.	53,735	2,885,570
ONE Gas, Inc.(c)	32,860	2,388,922
Portland General Electric Co.	72,784	2,992,878
Southwest Gas Holdings, Inc.(c)	35,088	2,741,776
Spire, Inc.	33,831	2,519,395
UGI Corp.(c)	77,779	2,814,044
		23,828,887
Total Common Stocks & Other Equity Interests (Cost $234,396,095)		263,539,002
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $270,939)	270,939	270,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $234,667,034)		263,809,941
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.17%
Invesco Private Government Fund, 4.32%(d)(e)(f)	13,302,230	13,302,230
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	34,599,185	$34,606,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,908,353)		47,908,335
TOTAL INVESTMENTS IN SECURITIES-118.24% (Cost $282,575,387)		311,718,276
OTHER ASSETS LESS LIABILITIES-(18.24)%		(48,078,208)
NET ASSETS-100.00%		$263,640,068

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$329,198	$8,435,113	$(8,493,372)	$-	$-	$270,939	$6,982
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,218,409	40,454,384	(41,370,563)	-	-	13,302,230	102,902 *
Invesco Private Prime Fund	34,788,887	66,490,089	(66,672,752)	971	(1,090)	34,606,105	281,236 *
Total	$49,336,494	$115,379,586	$(116,536,687)	$971	$(1,090)	$48,179,274	$391,120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.09%
CarGurus, Inc.(b)	362,346	$11,892,196
Cinemark Holdings, Inc.(c)	727,819	19,556,497
Lumen Technologies, Inc.(b)	5,047,961	22,463,426
QuinStreet, Inc.(b)	236,769	3,885,379
Telephone and Data Systems, Inc.	340,073	13,276,450
		71,073,948
Consumer Discretionary-16.79%
Adtalem Global Education, Inc.(b)	243,665	27,843,599
Boot Barn Holdings, Inc.(b)(c)	173,874	29,888,941
Brinker International, Inc.(b)	320,066	50,442,402
Buckle, Inc. (The)	94,767	4,678,647
Cavco Industries, Inc.(b)	28,732	11,598,246
Cheesecake Factory, Inc. (The)(c)	200,994	12,845,526
Dorman Products, Inc.(b)	115,693	13,954,890
Frontdoor, Inc.(b)	416,582	24,370,047
Group 1 Automotive, Inc.	69,202	28,521,604
Hanesbrands, Inc.(b)(c)	1,255,578	5,135,314
Kontoor Brands, Inc.	208,616	11,611,567
Patrick Industries, Inc.(c)	115,575	11,238,513
Perdoceo Education Corp.	214,492	6,173,080
PHINIA, Inc.	184,733	9,365,963
Sonic Automotive, Inc., Class A	48,436	3,504,345
Stride, Inc.(b)(c)	229,652	29,448,276
Wolverine World Wide, Inc.(c)	499,404	11,276,542
		291,897,502
Consumer Staples-2.88%
Cal-Maine Foods, Inc.	293,591	32,629,704
Chefs’ Warehouse, Inc. (The)(b)(c)	164,197	11,257,346
United Natural Foods, Inc.(b)	222,701	6,155,456
		50,042,506
Energy-1.61%
Archrock, Inc.	794,239	18,553,423
Comstock Resources, Inc.(b)(c)	524,799	9,378,158
		27,931,581
Financials-19.98%
Ameris Bancorp	181,001	12,371,418
BankUnited, Inc.	247,588	9,029,534
Banner Corp.	137,269	8,520,973
Bread Financial Holdings, Inc.	192,429	11,795,898
Central Pacific Financial Corp.	114,045	3,040,440
Community Financial System, Inc.	181,016	9,539,543
Enova International, Inc.(b)	171,174	17,897,954
EZCORP, Inc., Class A(b)(c)	175,556	2,513,962
FB Financial Corp.	111,686	5,445,809
Fulton Financial Corp.	511,206	9,176,148
Hanmi Financial Corp.	101,204	2,308,463
Jackson Financial, Inc., Class A	377,365	33,042,079
Moelis & Co., Class A	230,913	16,196,238
Mr. Cooper Group, Inc.(b)	278,514	43,370,200
Palomar Holdings, Inc.(b)	122,052	16,170,670
Pathward Financial, Inc.	101,695	7,690,684
Payoneer Global, Inc.(b)	1,377,185	9,048,106
Piper Sandler Cos.	85,168	26,855,174
PJT Partners, Inc., Class A(c)	118,027	21,081,983
StepStone Group, Inc., Class A	363,325	21,566,972
StoneX Group, Inc.(b)	223,038	21,688,215
Trustmark Corp.	207,579	7,732,318
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A	581,274	$25,657,434
WisdomTree, Inc.(c)	414,756	5,503,812
		347,244,027
Health Care-13.63%
Addus HomeCare Corp.(b)	66,174	7,066,060
ADMA Biologics, Inc.(b)	1,546,509	28,919,718
Artivion, Inc.(b)(c)	215,236	6,652,945
Catalyst Pharmaceuticals, Inc.(b)	372,532	7,946,107
Corcept Therapeutics, Inc.(b)(c)	672,147	45,148,114
CorVel Corp.(b)(c)	96,137	8,517,738
Glaukos Corp.(b)(c)	279,116	24,029,096
ICU Medical, Inc.(b)	102,831	13,204,529
Integer Holdings Corp.(b)	117,683	12,769,782
LeMaitre Vascular, Inc.(c)	90,312	7,336,947
Ligand Pharmaceuticals, Inc.(b)(c)	60,550	7,967,169
Merit Medical Systems, Inc.(b)	243,036	20,624,035
Phibro Animal Health Corp., Class A	94,789	2,511,908
Protagonist Therapeutics, Inc.(b)(c)	165,874	8,933,974
RadNet, Inc.(b)(c)	256,175	14,020,458
TG Therapeutics, Inc.(b)(c)	458,638	16,281,649
UFP Technologies, Inc.(b)(c)	22,089	5,000,729
		236,930,958
Industrials-19.30%
ABM Industries, Inc.	199,326	9,194,908
Armstrong World Industries, Inc.	208,954	39,318,874
Brady Corp., Class A	126,329	8,915,038
CSW Industrials, Inc.	66,886	17,355,579
DXP Enterprises, Inc.(b)	91,561	10,370,199
Dycom Industries, Inc.(b)	120,904	32,500,204
Enerpac Tool Group Corp.	225,162	8,670,989
Gates Industrial Corp. PLC(b)(c)	1,027,332	25,477,834
GEO Group, Inc. (The)(b)	817,385	21,186,619
Granite Construction, Inc.(c)	313,471	29,613,605
Greenbrier Cos., Inc. (The)	106,299	4,836,605
Heidrick & Struggles International, Inc.	71,391	3,179,041
Interface, Inc.	255,508	5,268,575
Liquidity Services, Inc.(b)	108,180	2,583,339
National Presto Industries, Inc.	15,800	1,523,910
OPENLANE, Inc.(b)	405,943	10,002,436
Pitney Bowes, Inc.(c)	779,395	8,853,927
Powell Industries, Inc.(c)	29,073	6,893,208
SkyWest, Inc.(b)	291,067	33,752,129
SPX Technologies, Inc.(b)	151,441	27,621,324
Trinity Industries, Inc.	308,301	7,183,413
Zurn Elkay Water Solutions Corp.	478,705	21,182,696
		335,484,452
Information Technology-12.71%
A10 Networks, Inc.	255,727	4,710,491
ACI Worldwide, Inc.(b)	582,153	24,776,432
Badger Meter, Inc.	110,815	20,917,439
Benchmark Electronics, Inc.	120,941	4,656,228
CEVA, Inc.(b)(c)	74,213	1,585,932
Grid Dynamics Holdings, Inc.(b)	242,431	2,300,670
InterDigital, Inc.(c)	138,016	35,635,731
Itron, Inc.(b)	143,091	17,820,553
OSI Systems, Inc.(b)(c)	58,254	12,874,717
Plexus Corp.(b)	97,507	12,432,142
Sanmina Corp.(b)	167,867	19,479,287
Semtech Corp.(b)(c)	598,849	30,601,184
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
SiTime Corp.(b)	61,561	$12,487,649
TTM Technologies, Inc.(b)	434,607	20,535,181
		220,813,636
Materials-0.99%
Hawkins, Inc.	66,928	10,928,004
Sylvamo Corp.	137,531	6,336,053
		17,264,057
Real Estate-6.19%
Acadia Realty Trust(c)	497,516	9,313,499
CareTrust REIT, Inc.	690,621	21,961,748
Essential Properties Realty Trust, Inc.	725,997	22,135,649
Four Corners Property Trust, Inc.(c)	312,543	7,888,585
Highwoods Properties, Inc.	363,419	10,542,785
NexPoint Residential Trust, Inc.	71,944	2,243,214
Outfront Media, Inc.(c)	506,143	8,872,687
SL Green Realty Corp.	255,772	14,642,947
Tanger, Inc.	334,648	10,046,133
		107,647,247
Utilities-1.75%
MDU Resources Group, Inc.	1,163,211	20,065,390
MGE Energy, Inc.(c)	120,837	10,263,895
		30,329,285
Total Common Stocks & Other Equity Interests (Cost $1,592,699,994)		1,736,659,199
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,939,990)	1,939,990	$1,939,990
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,594,639,984)		1,738,599,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.54%
Invesco Private Government Fund, 4.32%(d)(e)(f)	60,460,587	60,460,587
Invesco Private Prime Fund, 4.46%(d)(e)(f)	157,349,042	157,380,512
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $217,842,003)		217,841,099
TOTAL INVESTMENTS IN SECURITIES-112.57% (Cost $1,812,481,987)		1,956,440,288
OTHER ASSETS LESS LIABILITIES-(12.57)%		(218,409,685)
NET ASSETS-100.00%		$1,738,030,603

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,367,282	$4,971,486	$(4,398,778)	$-	$-	$1,939,990	$15,359
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,856,725	99,971,774	(106,367,912)	-	-	60,460,587	709,431 *
Invesco Private Prime Fund	173,410,521	258,045,674	(274,074,779)	10,397	(11,301)	157,380,512	1,884,241 *
Total	$241,634,528	$362,988,934	$(384,841,469)	$10,397	$(11,301)	$219,781,089	$2,609,031

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.30%
Shenandoah Telecommunications Co.(b)	238,355	$3,499,051
TEGNA, Inc.(b)	315,353	5,266,395
Telephone and Data Systems, Inc.	101,116	3,947,569
		12,713,015
Consumer Discretionary-16.17%
Asbury Automotive Group, Inc.(b)(c)	25,385	5,638,516
Dana, Inc.	280,434	4,464,509
Ethan Allen Interiors, Inc.(b)	132,986	3,958,993
G-III Apparel Group Ltd.(c)	303,016	7,151,178
Green Brick Partners, Inc.(c)	62,296	3,858,614
Group 1 Automotive, Inc.	12,449	5,130,855
La-Z-Boy, Inc.(b)	83,810	3,014,646
M/I Homes, Inc.(c)	50,208	6,034,500
MarineMax, Inc.(b)(c)	399,645	9,063,949
Meritage Homes Corp.	82,429	5,550,769
PENN Entertainment, Inc.(c)	329,256	5,946,363
PHINIA, Inc.	96,595	4,897,367
Sally Beauty Holdings, Inc.(b)(c)	778,702	7,584,558
Sonic Automotive, Inc., Class A(b)	91,401	6,612,862
Tri Pointe Homes, Inc.(c)	185,800	5,722,640
Victoria’s Secret & Co.(c)	248,538	4,672,514
		89,302,833
Consumer Staples-6.30%
Cal-Maine Foods, Inc.	40,829	4,537,735
Fresh Del Monte Produce, Inc.(b)	179,544	6,749,059
SpartanNash Co.	418,143	11,097,515
United Natural Foods, Inc.(c)	300,053	8,293,465
Universal Corp.	75,530	4,114,119
		34,791,893
Energy-2.38%
Bristow Group, Inc.(c)	162,556	5,619,561
World Kinect Corp.(b)	276,566	7,541,955
		13,161,516
Financials-50.63%
Ameris Bancorp	54,759	3,742,778
Apollo Commercial Real Estate Finance, Inc.	355,038	3,415,466
Arbor Realty Trust, Inc.(b)	425,981	4,753,948
Assured Guaranty Ltd.	52,151	4,410,932
Atlantic Union Bankshares Corp., Class B	123,360	3,910,512
Banc of California, Inc.	291,357	4,230,504
BankUnited, Inc.	117,152	4,272,533
Banner Corp.	53,256	3,305,866
Berkshire Hills Bancorp, Inc.	156,739	3,862,049
Bread Financial Holdings, Inc.	90,691	5,559,358
Brookline Bancorp, Inc.	414,349	4,276,082
Capitol Federal Financial, Inc.	723,312	4,354,338
Cathay General Bancorp	79,100	3,576,902
Customers Bancorp, Inc.(c)	71,988	4,589,235
Dime Community Bancshares, Inc., Class B	125,489	3,477,300
Eagle Bancorp, Inc.(b)	247,509	3,982,420
Ellington Financial, Inc.	308,581	3,915,893
Employers Holdings, Inc.	80,722	3,332,204
Enact Holdings, Inc.	110,091	3,826,763
EZCORP, Inc., Class A(b)(c)	369,791	5,295,407
First Commonwealth Financial Corp.	216,155	3,568,719
First Financial Bancorp	164,944	3,998,243
First Hawaiian, Inc.	136,584	3,312,162
Franklin BSP Realty Trust, Inc.(b)	369,173	3,728,647
Fulton Financial Corp.	215,151	3,861,960
	Shares	Value
Financials-(continued)
Genworth Financial, Inc., Class A(c)	1,086,941	$8,543,356
Hanmi Financial Corp.	167,205	3,813,946
Heritage Financial Corp.	154,851	3,490,342
Hilltop Holdings, Inc.(b)	132,926	3,934,610
Hope Bancorp, Inc.	504,554	5,040,494
Horace Mann Educators Corp.	80,197	3,410,778
Independent Bank Corp.	58,591	3,723,458
Jackson Financial, Inc., Class A	61,593	5,393,083
KKR Real Estate Finance Trust, Inc.(b)	451,894	4,085,122
Lincoln National Corp.	224,639	8,560,992
Mercury General Corp.	55,252	3,826,201
National Bank Holdings Corp., Class A	94,361	3,497,019
New York Mortgage Trust, Inc.	555,232	3,514,619
NMI Holdings, Inc., Class A(b)(c)	81,714	3,049,566
Northwest Bancshares, Inc.	291,479	3,410,304
Pacific Premier Bancorp, Inc.	208,287	4,513,579
PennyMac Mortgage Investment Trust(b)	335,968	3,961,063
PRA Group, Inc.(b)(c)	508,527	7,729,610
PROG Holdings, Inc.	164,389	5,234,146
Provident Financial Services, Inc.	235,692	4,294,308
Radian Group, Inc.	110,324	3,597,666
Redwood Trust, Inc.(b)	764,928	4,176,507
Renasant Corp.	116,070	4,252,805
S&T Bancorp, Inc.(b)	99,342	3,639,891
Safety Insurance Group, Inc.	41,751	2,937,183
Seacoast Banking Corp. of Florida	130,234	3,671,296
Simmons First National Corp., Class A	236,181	4,527,590
SiriusPoint Ltd. (Sweden)(c)	177,325	3,477,343
Southside Bancshares, Inc.(b)	128,243	3,775,474
Stellar Bancorp, Inc.	141,192	4,169,400
Stewart Information Services Corp.	62,198	4,038,516
StoneX Group, Inc.(c)	79,163	7,697,810
Tompkins Financial Corp.	53,149	3,437,677
TrustCo Bank Corp.	125,100	4,198,356
Trustmark Corp.	107,823	4,016,407
Two Harbors Investment Corp.(b)	323,116	3,150,381
United Community Banks, Inc.	119,800	3,653,900
United Fire Group, Inc., (Acquired 06/20/2025 - 06/23/2025; Cost $5,215,327)(d)	182,360	4,841,658
Veritex Holdings, Inc.	165,846	5,260,635
WaFd, Inc.	142,058	4,134,598
WSFS Financial Corp.	63,482	3,481,353
		279,723,263
Health Care-2.09%
AdaptHealth Corp.(b)(c)	696,588	6,248,395
Select Medical Holdings Corp.	357,570	5,288,460
		11,536,855
Industrials-8.63%
ABM Industries, Inc.	85,537	3,945,822
Air Lease Corp., Class A	75,324	4,172,950
DNOW, Inc.(c)	255,267	3,971,954
Greenbrier Cos., Inc. (The)	128,971	5,868,180
Healthcare Services Group, Inc.(c)	224,599	2,922,033
JetBlue Airways Corp.(b)(c)	1,297,370	5,760,323
Matson, Inc.	34,673	3,702,383
Resideo Technologies, Inc.(c)	214,452	5,854,540
Rush Enterprises, Inc., Class A(b)	76,825	4,159,305
Schneider National, Inc., Class B(b)	142,677	3,488,453
SkyWest, Inc.(c)	33,042	3,831,550
		47,677,493
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-2.94%
Alpha & Omega Semiconductor Ltd.(c)	163,955	$4,175,934
Benchmark Electronics, Inc.(b)	112,124	4,316,774
PC Connection, Inc.	53,190	3,275,972
Sanmina Corp.(c)	38,764	4,498,174
		16,266,854
Materials-2.32%
Century Aluminum Co.(b)(c)	190,417	4,033,032
SunCoke Energy, Inc.	722,856	5,341,906
Sylvamo Corp.	74,493	3,431,892
		12,806,830
Real Estate-4.29%
American Assets Trust, Inc.	172,894	3,290,173
Cushman & Wakefield PLC(b)(c)	578,130	7,047,405
eXp World Holdings, Inc.(b)	394,656	4,254,392
Safehold, Inc.(b)	385,278	5,390,039
SITE Centers Corp., (Acquired 12/20/2024; Cost $5,328,653)(d)	344,473	3,709,974
		23,691,983
Utilities-1.86%
Avista Corp.	89,665	3,344,505
MDU Resources Group, Inc.	194,456	3,354,366
Northwest Natural Holding Co.	89,134	3,558,229
		10,257,100
Total Common Stocks & Other Equity Interests (Cost $541,411,289)		551,929,635
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $634,426)	634,426	$634,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $542,045,715)		552,564,061
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.78%
Invesco Private Government Fund, 4.32%(e)(f)(g)	13,495,338	13,495,338
Invesco Private Prime Fund, 4.46%(e)(f)(g)	35,013,092	35,020,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,515,608)		48,515,433
TOTAL INVESTMENTS IN SECURITIES-108.80% (Cost $590,561,323)		601,079,494
OTHER ASSETS LESS LIABILITIES-(8.80)%		(48,637,721)
NET ASSETS-100.00%		$552,441,773

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at July 31, 2025 was $8,551,632, which represented 1.55% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$541,147	$6,182,080	$(6,088,801)	$-	$-	$634,426	$4,051
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,800,227	33,765,236	(41,070,125)	-	-	13,495,338	155,434 *
Invesco Private Prime Fund	54,108,381	76,284,921	(95,373,032)	2,838	(3,013)	35,020,095	416,543 *
Total	$75,449,755	$116,232,237	$(142,531,958)	$2,838	$(3,013)	$49,149,859	$576,028

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.33%
Fox Corp., Class B	46,881	$2,397,494
Consumer Discretionary-4.91%
Churchill Downs, Inc.	7,452	797,662
Grand Canyon Education, Inc.(b)	3,031	511,118
Las Vegas Sands Corp.	72,406	3,794,074
Levi Strauss & Co., Class A(c)	40,492	797,288
Penske Automotive Group, Inc.(c)	6,917	1,157,975
Yum China Holdings, Inc. (China)	37,780	1,763,570
		8,821,687
Consumer Staples-0.92%
Performance Food Group Co.(b)	16,477	1,654,291
Financials-21.92%
Arch Capital Group Ltd.	39,937	3,436,978
Blue Owl Capital, Inc.(c)	159,458	3,085,512
Brown & Brown, Inc.	30,315	2,769,882
Cincinnati Financial Corp.	16,698	2,463,122
CNA Financial Corp.(c)	28,360	1,257,199
Corebridge Financial, Inc.	57,272	2,036,592
Credicorp Ltd. (Peru)	8,439	2,000,043
Enact Holdings, Inc.(c)	15,567	541,109
Essent Group Ltd.	10,530	589,575
Futu Holdings Ltd., ADR (Hong Kong)	13,441	2,065,613
Hartford Insurance Group, Inc. (The)	30,474	3,790,661
Popular, Inc.	6,964	797,935
Principal Financial Group, Inc.	23,544	1,832,429
Prosperity Bancshares, Inc.(c)	9,814	653,809
State Street Corp.	28,724	3,209,907
Unum Group	18,615	1,336,743
Virtu Financial, Inc., Class A	15,987	705,666
Voya Financial, Inc.(c)	9,861	690,270
W.R. Berkley Corp.	41,105	2,828,435
Willis Towers Watson PLC	10,467	3,305,583
		39,397,063
Health Care-9.26%
Agilent Technologies, Inc.	29,183	3,350,500
Centene Corp.(b)	53,155	1,385,751
Chemed Corp.	1,527	629,582
Encompass Health Corp.	10,460	1,151,751
GE HealthCare Technologies, Inc.	47,308	3,374,007
Globus Medical, Inc., Class A(b)	14,146	744,504
ICON PLC(b)	8,520	1,441,499
Mettler-Toledo International, Inc.(b)	2,121	2,616,635
Molina Healthcare, Inc.(b)	5,692	898,596
Option Care Health, Inc.(b)	17,065	500,858
Teleflex, Inc.	4,611	551,014
		16,644,697
Industrials-21.94%
AerCap Holdings N.V. (Ireland)	19,833	2,127,089
Air Lease Corp., Class A	11,673	646,684
Applied Industrial Technologies, Inc.	4,048	1,099,032
Armstrong World Industries, Inc.	4,356	819,669
Dover Corp.	14,053	2,545,560
ESAB Corp.	6,207	832,793
Fortive Corp.	46,262	2,217,338
Graco, Inc.	17,297	1,452,602
IDEX Corp.	7,876	1,287,805
Ingersoll Rand, Inc.	41,070	3,475,754
ITT, Inc.	8,057	1,369,368
J.B. Hunt Transport Services, Inc.	10,197	1,468,878
	Shares	Value
Industrials-(continued)
Jacobs Solutions, Inc.	12,554	$1,781,036
Lincoln Electric Holdings, Inc.	5,706	1,389,411
Owens Corning	8,662	1,207,743
Pentair PLC	16,640	1,700,608
Regal Rexnord Corp.	6,779	1,036,373
SPX Technologies, Inc.(b)	4,693	855,956
TFI International, Inc. (Canada)	8,864	772,675
Veralto Corp.	25,261	2,648,111
Wabtec Corp.	17,706	3,400,437
Watts Water Technologies, Inc., Class A	3,450	905,004
Xylem, Inc.	25,060	3,624,177
Zurn Elkay Water Solutions Corp.	17,303	765,658
		39,429,761
Information Technology-9.10%
CDW Corp.	13,338	2,325,880
F5, Inc.(b)	5,885	1,844,477
Flex Ltd.(b)	36,834	1,836,912
Keysight Technologies, Inc.(b)	17,630	2,889,733
Littelfuse, Inc.(c)	2,521	648,729
Logitech International S.A., Class R (Switzerland)(c)	15,723	1,460,352
Teledyne Technologies, Inc.(b)	4,840	2,666,937
Trimble, Inc.(b)	24,417	2,048,342
Vontier Corp.	15,085	625,575
		16,346,937
Materials-10.54%
AptarGroup, Inc.	6,776	1,064,781
Axalta Coating Systems Ltd.(b)	22,501	637,228
Balchem Corp.	3,383	515,806
Ball Corp.	28,883	1,653,841
DuPont de Nemours, Inc.	42,979	3,090,190
Element Solutions, Inc.(c)	24,176	570,554
International Flavors & Fragrances, Inc.	26,811	1,904,385
Nutrien Ltd. (Canada)	53,399	3,167,629
Packaging Corp. of America	9,506	1,841,788
PPG Industries, Inc.	22,981	2,424,495
RPM International, Inc.	13,225	1,552,747
Silgan Holdings, Inc.	11,114	517,134
		18,940,578
Real Estate-10.76%
AvalonBay Communities, Inc.	15,447	2,877,467
Camden Property Trust	11,477	1,253,288
CubeSmart	24,088	937,264
EastGroup Properties, Inc.	5,644	921,327
Equity LifeStyle Properties, Inc.	20,217	1,211,403
Equity Residential	42,132	2,662,742
Extra Space Storage, Inc.	22,479	3,020,279
Gaming and Leisure Properties, Inc.	29,059	1,324,509
Healthpeak Properties, Inc.	72,113	1,221,594
SBA Communications Corp., Class A	11,175	2,511,246
UDR, Inc.	35,618	1,399,431
		19,340,550
Utilities-9.28%
American Water Works Co., Inc.	20,747	2,909,559
Consolidated Edison, Inc.	39,124	4,049,334
DTE Energy Co.	22,134	3,063,567
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Entergy Corp.	45,225	$4,089,697
Eversource Energy	38,817	2,565,804
		16,677,961
Total Common Stocks & Other Equity Interests (Cost $172,482,125)		179,651,019
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $234,926)	234,926	234,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $172,717,051)		179,885,945
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.01%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,492,474	$2,492,474
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,499,314	6,500,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,993,088)		8,993,088
TOTAL INVESTMENTS IN SECURITIES-105.10% (Cost $181,710,139)		188,879,033
OTHER ASSETS LESS LIABILITIES-(5.10)%		(9,161,584)
NET ASSETS-100.00%		$179,717,449

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$697,949	$-	$(827,052)	$127,715	$1,388	$-	$10,522
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	271,525	842,670	(879,269)	-	-	234,926	1,659
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,176	13,884,020	(13,578,722)	-	-	2,492,474	28,413 *
Invesco Private Prime Fund	5,676,467	28,934,285	(28,110,217)	110	(31)	6,500,614	77,939 *
Total	$8,833,117	$43,660,975	$(43,395,260)	$127,825	$1,357	$9,228,014	$118,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-79.85%
Communication Services-2.98%
Autohome, Inc., ADR (China)	34,350	$930,542
JOYY, Inc., ADR (China)	23,747	1,192,099
SK Telecom Co. Ltd., ADR (South Korea)	40,228	892,659
TEGNA, Inc.	21,416	357,647
		3,372,947
Consumer Discretionary-6.17%
Build-A-Bear Workshop, Inc.(b)	8,545	433,317
Century Communities, Inc.	6,588	370,839
Garrett Motion, Inc. (Switzerland)(b)	32,294	421,114
Harley-Davidson, Inc.(b)	29,487	717,419
La-Z-Boy, Inc.(b)	8,430	303,227
Lear Corp.(b)	7,912	746,022
Leggett & Platt, Inc.(b)	40,607	387,797
Meritage Homes Corp.	11,070	745,454
Penske Automotive Group, Inc.(b)	4,439	743,133
PHINIA, Inc.	8,245	418,021
Shoe Carnival, Inc.	19,001	388,760
Signet Jewelers Ltd.	16,518	1,306,574
		6,981,677
Consumer Staples-1.29%
Edgewell Personal Care Co.(b)	12,981	327,511
Kroger Co. (The)	16,173	1,133,727
		1,461,238
Energy-24.80%
Alliance Resource Partners L.P.	46,582	1,233,491
Black Stone Minerals L.P.	93,678	1,173,785
Cenovus Energy, Inc. (Canada)	80,783	1,230,325
Devon Energy Corp.	34,994	1,162,501
Dorchester Minerals L.P.	43,806	1,200,284
Energy Transfer L.P.	47,108	849,828
Enterprise Products Partners L.P.	24,406	756,342
EOG Resources, Inc.	9,861	1,183,517
Equinor ASA, ADR (Norway)	26,586	684,590
Genesis Energy L.P.	29,873	518,595
Global Partners L.P.	13,137	689,693
Halliburton Co.	54,922	1,230,253
Imperial Oil Ltd. (Canada)(b)	5,034	420,188
Liberty Energy, Inc., Class A	61,591	760,033
Magnolia Oil & Gas Corp., Class A	32,939	784,607
Marathon Petroleum Corp.	6,756	1,149,804
Matador Resources Co.	24,835	1,238,770
MPLX L.P.	16,798	881,895
NOV, Inc.(b)	60,292	758,473
Ovintiv, Inc.	30,024	1,236,388
Peabody Energy Corp.(b)	50,460	814,929
Permian Resources Corp.	85,502	1,210,708
Plains All American Pipeline L.P.	60,683	1,107,465
Scorpio Tankers, Inc. (Monaco)	17,780	803,834
Shell PLC, ADR (United Kingdom)(b)	8,298	599,199
SM Energy Co.	30,578	843,647
Sunoco L.P.	12,935	715,435
Teekay Tankers Ltd., Class A (Canada)(b)	8,556	362,347
Tenaris S.A., ADR(b)	12,501	436,785
Weatherford International PLC	15,964	902,764
Western Midstream Partners L.P.	27,425	1,117,020
		28,057,495
Financials-25.12%
Allstate Corp. (The)	5,274	1,071,940
Annaly Capital Management, Inc.(b)	57,731	1,173,671
	Shares	Value
Financials-(continued)
Apollo Commercial Real Estate Finance, Inc.(b)	16,483	$158,565
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	41,914	701,221
Banco de Chile, ADR (Chile)(b)	20,996	573,611
Bank OZK	16,017	789,638
Blackstone Mortgage Trust, Inc., Class A(b)	24,859	459,394
BOK Financial Corp.(b)	3,835	389,368
Corebridge Financial, Inc.	33,701	1,198,408
Dynex Capital, Inc.	59,155	735,888
East West Bancorp, Inc.	11,876	1,190,569
Ellington Financial, Inc.	17,560	222,836
Enact Holdings, Inc.	10,200	354,552
Essent Group Ltd.	12,445	696,796
Everest Group Ltd.	3,180	1,067,844
F&G Annuities & Life, Inc.(b)	11,309	360,870
First Bancorp	17,655	367,754
Hancock Whitney Corp.	13,051	779,406
Hanover Insurance Group, Inc. (The)	4,231	726,167
ING Groep N.V., ADR (Netherlands)	39,437	921,248
International Bancshares Corp.	5,697	388,421
Jackson Financial, Inc., Class A	8,655	757,832
JPMorgan Chase & Co.	4,122	1,221,101
Kemper Corp.	5,724	352,541
Lincoln National Corp.(b)	21,724	827,902
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	155,088	654,471
MetLife, Inc.	13,884	1,054,490
MGIC Investment Corp.	27,372	708,935
NatWest Group PLC, ADR (United Kingdom)(b)	52,740	737,305
OFG Bancorp	8,627	367,683
Popular, Inc.	6,981	799,883
Qifu Technology, Inc., ADR (China)(b)	9,552	327,920
Radian Group, Inc.(b)	21,318	695,180
Synchrony Financial	18,577	1,294,260
Two Harbors Investment Corp.(b)	23,392	228,072
Unum Group	13,423	963,906
Voya Financial, Inc.	10,839	758,730
Wells Fargo & Co.	14,823	1,195,178
Western Alliance Bancorporation	14,779	1,146,259
		28,419,815
Health Care-3.31%
Cigna Group (The)	3,481	930,750
Royalty Pharma PLC, Class A	33,552	1,234,714
Takeda Pharmaceutical Co. Ltd., ADR (Japan)(b)	33,874	464,751
Viatris, Inc.	127,546	1,114,752
		3,744,967
Industrials-4.39%
ABM Industries, Inc.	6,912	318,851
Concentrix Corp.(b)	12,664	658,148
Greenbrier Cos., Inc. (The)(b)	8,002	364,091
Hillenbrand, Inc.(b)	18,324	379,490
Korn Ferry(b)	5,305	375,966
Oshkosh Corp.	7,242	916,330
Owens Corning	7,935	1,106,377
Ryder System, Inc.	4,782	849,809
		4,969,062
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Materials-3.38%
Cabot Corp.	4,779	$344,948
CF Industries Holdings, Inc.	11,984	1,112,475
Graphic Packaging Holding Co.(b)	31,763	710,220
Methanex Corp. (Canada)	10,763	359,915
Sylvamo Corp.	6,554	301,943
Vale S.A., ADR (Brazil)(b)	104,798	998,725
		3,828,226
Real Estate-6.82%
American Homes 4 Rent, Class A	29,093	1,009,236
EPR Properties	10,773	592,946
Essential Properties Realty Trust, Inc.	27,318	832,926
Invitation Homes, Inc.	32,742	1,003,542
Medical Properties Trust, Inc.(b)	186,112	766,781
Mid-America Apartment Communities, Inc.	7,087	1,009,401
NETSTREIT Corp.(b)	13,498	246,069
Ventas, Inc.	16,865	1,132,991
W.P. Carey, Inc.(b)	17,493	1,122,351
		7,716,243
Utilities-1.59%
Cia Energetica de Minas Gerais, ADR (Brazil)	574,528	1,039,896
Suburban Propane Partners L.P.	40,211	757,173
		1,797,069
Total Common Stocks & Other Equity Interests (Cost $80,513,393)		90,348,739

Closed-End Funds-10.00%
abrdn Income Credit Strategies Fund(b)	135,873	808,444
Allspring Income Opportunities Fund	46,379	326,972
Barings Global Short Duration High Yield Fund	23,973	376,857
Blackstone Strategic Credit 2027 Term Fund(b)	39,645	491,994
DoubleLine Yield Opportunities Fund(b)	30,552	470,195
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	20,992	343,009
FS Credit Opportunities Corp.(b)	172,473	1,284,924
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	47,933	244,938
Nuveen Credit Strategies Income Fund	232,235	1,284,259
Nuveen Floating Rate Income Fund	114,108	972,200
Nuveen Preferred & Income Opportunities Fund(b)	154,270	1,244,959
Nuveen Taxable Municipal Income Fund	10,978	172,355
PGIM High Yield Bond Fund, Inc.	20,572	295,002
Saba Capital Income & Opportunities Fund	29,143	245,093
Tortoise Energy Infrastructure Corp.	15,947	691,143
Western Asset Diversified Income Fund(b)	41,223	615,047
Western Asset Emerging Markets Debt Fund, Inc.	39,296	397,282
Western Asset High Income Fund II, Inc.	70,795	300,171
Western Asset High Income Opportunity Fund, Inc.	69,082	273,565
	Shares	Value

Western Asset Inflation-Linked Opportunities & Income Fund	54,658	$479,351
Total Closed-End Funds (Cost $10,835,658)		11,317,760
Preferred Stocks-9.97%
Communication Services-1.10%
AT&T, Inc., Series C, Pfd., 4.75%	63,734	1,242,813
Financials-8.87%
Bank of America Corp., Series QQ, Pfd., 4.25%	71,895	1,268,228
Citizens Financial Group, Inc., Pfd., 7.38%	13,241	350,489
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%(b)	64,480	1,247,688
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	63,230	1,246,263
M&T Bank Corp., Series J, Pfd., 7.50%	24,936	674,020
Morgan Stanley, Series K, Pfd., 5.85%	43,084	1,026,261
Morgan Stanley, Series P, Pfd., 6.50%	23,806	609,434
Regions Financial Corp., Pfd., 6.95%(c)	24,625	628,430
Wells Fargo & Co., Series Z, Pfd., 4.75%	64,108	1,236,002
Wells Fargo & Co., Series AA, Pfd., 4.70%	47,553	908,738
Wells Fargo & Co., Series CC, Pfd., 4.38%	46,837	840,724
		10,036,277
Total Preferred Stocks (Cost $11,527,508)		11,279,090
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $89,174)	89,174	89,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $102,965,733)		113,034,763
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.29%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,176,579	4,176,579
Invesco Private Prime Fund, 4.46%(d)(e)(f)	10,856,543	10,858,714
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,035,313)		15,035,293
TOTAL INVESTMENTS IN SECURITIES-113.19% (Cost $118,001,046)		128,070,056
OTHER ASSETS LESS LIABILITIES-(13.19)%		(14,923,345)
NET ASSETS-100.00%		$113,146,711
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,902	$1,863,598	$(1,816,326)	$-	$-	$89,174	$1,231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,331,054	13,879,819	(15,034,294)	-	-	4,176,579	48,529 *
Invesco Private Prime Fund	13,870,132	28,155,634	(31,167,032)	737	(757)	10,858,714	133,025 *
Total	$19,243,088	$43,899,051	$(48,017,652)	$737	$(757)	$15,124,467	$182,785

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,235,610,577	$-	$-	$1,235,610,577
Money Market Funds	943,994	4,521,204	-	5,465,198
Total Investments	$1,236,554,571	$4,521,204	$-	$1,241,075,775
Invesco Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,124,284,728	$-	$-	$1,124,284,728
Money Market Funds	1,047,158	1,559,782	-	2,606,940
Total Investments	$1,125,331,886	$1,559,782	$-	$1,126,891,668
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,571,618,582	$-	$-	$1,571,618,582
Money Market Funds	463,644	10,496,671	-	10,960,315
Total Investments	$1,572,082,226	$10,496,671	$-	$1,582,578,897
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,735,351,562	$-	$-	$2,735,351,562
Money Market Funds	1,616,361	122,303,699	-	123,920,060
Total Investments	$2,736,967,923	$122,303,699	$-	$2,859,271,622
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,909,249	$-	$-	$62,909,249
Money Market Funds	74,409	5,249,898	-	5,324,307
Total Investments	$62,983,658	$5,249,898	$-	$68,233,556

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,179,518,679	$-	$-	$4,179,518,679
Money Market Funds	2,461,053	213,425,249	-	215,886,302
Total Investments	$4,181,979,732	$213,425,249	$-	$4,395,404,981
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,859,422,929	$-	$-	$4,859,422,929
Money Market Funds	5,102,365	627,155,668	-	632,258,033
Total Investments	$4,864,525,294	$627,155,668	$-	$5,491,680,962
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$263,539,002	$-	$-	$263,539,002
Money Market Funds	270,939	47,908,335	-	48,179,274
Total Investments	$263,809,941	$47,908,335	$-	$311,718,276
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,736,659,199	$-	$-	$1,736,659,199
Money Market Funds	1,939,990	217,841,099	-	219,781,089
Total Investments	$1,738,599,189	$217,841,099	$-	$1,956,440,288
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$551,929,635	$-	$-	$551,929,635
Money Market Funds	634,426	48,515,433	-	49,149,859
Total Investments	$552,564,061	$48,515,433	$-	$601,079,494
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$179,651,019	$-	$-	$179,651,019
Money Market Funds	234,926	8,993,088	-	9,228,014
Total Investments	$179,885,945	$8,993,088	$-	$188,879,033
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,348,739	$-	$-	$90,348,739
Closed-End Funds	11,317,760	-	-	11,317,760
Preferred Stocks	11,279,090	-	-	11,279,090
Money Market Funds	89,174	15,035,293	-	15,124,467
Total Investments	$113,034,763	$15,035,293	$-	$128,070,056